Equity - Share capital transactions (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity - Text Details (Detail) [Line Items]
Purchase of treasury shares	€ (514)	€ (318)	€ (589)
Treasury shares transactions [Member]
Equity - Text Details (Detail) [Line Items]
Shares acquired	23,767,778	4,618,933	16,591,985
Average market price	€ 32.58	€ 32.47	€ 23.84
Purchase of treasury shares	€ 774	€ 150	€ 396
Reduction of treasury shares	24,246,711		18,829,985
Cancellation of treasury shares	€ 783		€ 450
Total Shares In Treasury At Year End	4,140,000	4,618,933
Total cost	€ 141	€ 150